Taxes - Schedule of Components of the Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Current tax provision	$ 564,013	$ 432,343
Deferred tax provision (benefit)	(7,751)	(5,149)
Income tax provision	556,262	427,194
Cayman Islands [Member]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Deferred tax provision (benefit)
China [Member]
Current tax provision	564,013	432,343
Deferred tax provision (benefit)	$ (7,751)	$ (5,149)